EQUITY ACCOUNTED INVESTMENTS - Schedule of Investment Properties (Details) - Investments accounted for using equity method	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Core Office | United States | Discounted cash flow
Disclosure of detailed information about investment property [line items]
Discount rate	6.40%	6.40%
Terminal capitalization rate	4.70%	4.70%
Investment horizon (yrs)	11 years	11 years
Core Office | Australia | Discounted cash flow
Disclosure of detailed information about investment property [line items]
Discount rate	6.30%	6.30%
Terminal capitalization rate	4.90%	5.30%
Investment horizon (yrs)	10 years	10 years
Core Office | Europe | Discounted cash flow
Disclosure of detailed information about investment property [line items]
Discount rate	5.50%	5.60%
Terminal capitalization rate	4.60%	4.70%
Investment horizon (yrs)	10 years	10 years
Core Retail | United States | Discounted cash flow
Disclosure of detailed information about investment property [line items]
Discount rate	6.40%	6.30%
Terminal capitalization rate	4.90%	4.90%
Investment horizon (yrs)	10 years	10 years
LP Investments- Office | Discounted cash flow
Disclosure of detailed information about investment property [line items]
Discount rate	5.90%	6.00%
Terminal capitalization rate	5.00%	5.30%
Investment horizon (yrs)	10 years	10 years
LP Investments- Retail | Discounted cash flow
Disclosure of detailed information about investment property [line items]
Discount rate	7.40%	7.40%
Terminal capitalization rate	6.10%	6.10%
Investment horizon (yrs)	10 years	10 years
Multifamily | Direct capitalization
Disclosure of detailed information about investment property [line items]
Discount rate	4.30%	4.30%